Discontinued Operation	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operation

Note 9 – Discontinued Operation

On August 5, 2024, the Company and the segment manager of AT Tech Systems LLC reached a tentative oral agreement to terminate his employment and the employment of his two direct report team members. The Company discontinued operations of AT Tech Systems on August 21, 2024, with a termination cost of $22,000.

The loss from discontinued operations presented in the statement of operations for the years ended December 31, 2024 as follows:

For the Years Ended December 31, 2024
Revenue	$50,772
Cost of Revenue	241,327
Gross Profit (loss)	(190,555)

Operating Expenses:
Selling expense	9,834
General and administrative	81,375
Total Operating Expenses	91,209

Loss from Operations	(281,764)

Other Income:
Other income, net	3,501
Total other income, net	3,501

Net Loss	$(278,263)

Total operating cash flows from discontinued operations were $52,700 for the years ended December 31, 2024.